Equity Financing Transactions of the Daughter Companies - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsidiary, Sale of Stock [Line Items]
Net cash proceeds		$ 0	$ 172,930	$ 327,419
Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		1,100,000	2,900,000
Net cash proceeds		$ 10,700	$ 25,600
Teekay Tankers | Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			3,800,000	3,020,000
Gross proceeds received			$ 8,826	$ 7,747
Less: Teekay Corporation Portion			0	0
Offering Expenses			(305)	(189)
Net cash proceeds			$ 8,521	$ 7,558
Teekay Tankers | Private Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			2,155,172
Gross proceeds received			$ 5,000
Less: Teekay Corporation Portion			(5,000)
Offering Expenses			0
Net cash proceeds			$ 0
Teekay Tankers | Direct Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			13,775,224
Gross proceeds received			$ 25,897
Less: Teekay Corporation Portion			(25,897)
Offering Expenses			0
Net cash proceeds			$ 0
Teekay Tankers | Direct Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			88,977,544
Gross proceeds received			$ 151,262
Less: Teekay Corporation Portion			(14,025)
Offering Expenses			0
Net cash proceeds			$ 137,237
Teekay Offshore | Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units				5,525,310
Gross proceeds received				$ 31,819
Less: Teekay Corporation Portion				(636)
Offering Expenses				(792)
Net cash proceeds				30,391
Teekay Offshore | Private Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			6,521,518
Gross proceeds received			$ 29,817	24,874
Less: Teekay Corporation Portion			(17,160)	(13,167)
Offering Expenses			(212)	0
Net cash proceeds			$ 12,445	11,707
Teekay Offshore | Preferred D Offering
Subsidiary, Sale of Stock [Line Items]
Gross proceeds received				100,000
Less: Teekay Corporation Portion	$ (26,000)			(26,000)
Offering Expenses				(2,750)
Net cash proceeds	$ 71,300			$ 71,250
Teekay Offshore | Common Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units				21,978,022
Gross proceeds received				$ 102,041
Less: Teekay Corporation Portion				(2,041)
Offering Expenses				(2,550)
Net cash proceeds				$ 97,450
Teekay LNG | Preferred Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			6,800,000	5,000,000
Gross proceeds received			$ 170,000	$ 125,000
Less: Teekay Corporation Portion			0	0
Offering Expenses			(5,589)	(4,293)
Net cash proceeds			$ 164,411	$ 120,707